SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Property and equipment, net (Details)	Dec. 31, 2023
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Office furniture
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years